STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				3 Months Ended			4 Months Ended	12 Months Ended
	Aug. 20, 2021	Nov. 09, 2018	Sep. 13, 2017	Aug. 31, 2021	Aug. 27, 2021	Aug. 31, 2020	May 31, 2019	May 31, 2021	May 31, 2020	Aug. 17, 2020	Feb. 28, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized				1,000,000		1,000,000		1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding				0				0	0
Common Stock, Shares Authorized				36,000,000				36,000,000	36,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001				$ 0.0001	$ 0.0001
Common Stock, Voting Rights								one vote for each share.
Common Stock, Shares, Issued				1,492,595				1,427,124	998,622
Common Stock, Shares, Outstanding				1,492,595				1,427,124	998,622
Stock Issued During Period, Shares, New Issues	82,500								123,000
Shares, Issued								3,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		520,000
Share-based Payment Arrangement, Expense				$ 838,250		$ 150,095		$ 1,690,000	$ 828,000
Employment Agreements [Member] | Vested Ratably Through May Thirty One Two Thousand Twenty [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								240,000	95,000
Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								3,116
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized										36,000,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized										20,000,000
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			875					31,812
Private Placement [Member] | Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Consideration Received on Transaction									$ 1,925,000
Sale of Stock, Number of Shares Issued in Transaction									962,500
Common Stock Exchanged for Warrants, Description							(i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a “Warrant”) as provided for in the Company’s Term Sheet for Unit Offering dated February 6, 2019 (the “Term Sheet”).
Private Placement [Member] | Maximum [Member] | Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Consideration Received on Transaction							$ 2,000,000
Sale of Stock, Number of Shares Issued in Transaction							1,000,000
Shares Issued, Price Per Share											$ 2.00
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues					42,000
Stock Issued During Period, Shares, Issued for Services					21,000
Stock Issued During Period, Shares, Conversion of Convertible Securities					15,000
Franchise [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions								65,000
Franchise [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions					6,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues						2,976		48,396	15,625
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture						116,174		219,535	625
Shares, Issued								429,000
Stock Issued During Period, Shares, Issued for Services				21,346		6,597		53,817
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture									14,000
Officers And Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture								240,000	15,000
Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services								37,000
Private Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Sold				100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 20.00
Proceeds from Issuance of Warrants				$ 100,000
P L A Y Live Nation Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions									94,000